Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	60 Months Ended	67 Months Ended	83 Months Ended	86 Months Ended	98 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 [7]	Dec. 31, 2025 [1]	Dec. 31, 2025 [6]	Dec. 31, 2025 [9]	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025 [2]	Dec. 31, 2025 [4]	Dec. 31, 2025 [3]	Dec. 31, 2025 [8]	Dec. 31, 2025
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/All Asset Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent	17.18%					7.12%						8.28%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/All Asset Growth Allocation Portfolio (Class K)
Average Annual Return, Percent	17.53%					7.40%						8.55%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Ultra Conservative Strategy Portfolio (Class IB)
Average Annual Return, Percent	6.56%					1.25%						2.08%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative Strategy Portfolio (Class IB)
Average Annual Return, Percent	7.86%					1.93%						3.12%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative Growth Strategy Portfolio (Class IB)
Average Annual Return, Percent	9.32%					3.76%						5.10%
EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Balanced Strategy Portfolio (Class IB)
Average Annual Return, Percent	10.05%					4.68%						6.08%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Moderate Growth Strategy Portfolio (Class IB)
Average Annual Return, Percent	10.83%					5.67%						7.08%
EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Growth Strategy Portfolio (Class IB)
Average Annual Return, Percent	11.44%					6.61%						8.07%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Aggressive Growth Strategy Portfolio (Class IB)
Average Annual Return, Percent	12.17%					7.61%						9.04%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative Allocation Portfolio (Class IB)
Average Annual Return, Percent	7.48%					1.74%						3.11%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative Allocation Portfolio (Class K)
Average Annual Return, Percent	7.89%					2.00%						3.38%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative-Plus Allocation Portfolio (Class IB)
Average Annual Return, Percent	9.06%					3.38%						4.94%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative-Plus Allocation Portfolio (Class K)
Average Annual Return, Percent	9.32%					3.64%						5.19%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Moderate Allocation Portfolio (Class IA)
Average Annual Return, Percent	10.20%					4.12%						5.77%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Moderate Allocation Portfolio (Class IB)
Average Annual Return, Percent	10.25%					4.14%						5.78%
EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Moderate Allocation Portfolio (Class K)
Average Annual Return, Percent	10.45%					4.40%						6.04%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Moderate-Plus Allocation Portfolio (Class IB)
Average Annual Return, Percent	11.50%					5.88%						7.67%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Moderate-Plus Allocation Portfolio (Class K)
Average Annual Return, Percent	11.74%					6.16%						7.94%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Aggressive Allocation Portfolio (Class IB)
Average Annual Return, Percent	12.97%					7.79%						9.47%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Aggressive Allocation Portfolio (Class K)
Average Annual Return, Percent	13.21%					8.07%						9.75%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equitable Conservative Growth MF/ETF Portfolio (Class IB)
Average Annual Return, Percent	12.03%					4.95%						6.85%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equitable Conservative Growth MF/ETF Portfolio (Class K)
Average Annual Return, Percent	12.36%					5.22%						7.12%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equitable Moderate Growth MF/ETF Portfolio (Class IB)
Average Annual Return, Percent	13.43%		5.71%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equitable Moderate Growth MF/ETF Portfolio (Class K)
Average Annual Return, Percent	13.58%		5.96%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equitable Growth MF/ETF Portfolio (Class IB)
Average Annual Return, Percent	14.37%		7.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equitable Growth MF/ETF Portfolio (Class K)
Average Annual Return, Percent	14.63%		7.56%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2015 Allocation Portfolio (Class IB)
Average Annual Return, Percent	9.41%					2.84%						5.08%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2015 Allocation Portfolio (Class K)
Average Annual Return, Percent	9.69%					3.09%						5.33%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2025 Allocation Portfolio (Class IB)
Average Annual Return, Percent	13.12%					5.57%						7.41%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2025 Allocation Portfolio (Class K)
Average Annual Return, Percent	13.38%					5.82%						7.68%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2035 Allocation Portfolio (Class IB)
Average Annual Return, Percent	15.70%					7.50%						8.95%
TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2035 Allocation Portfolio (Class K)
Average Annual Return, Percent	16.03%					7.77%						9.23%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2045 Allocation Portfolio (Class IB)
Average Annual Return, Percent	16.81%					8.58%						9.86%
TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2045 Allocation Portfolio (Class K)
Average Annual Return, Percent	17.08%					8.85%						10.14%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2055 Allocation Portfolio (Class IB)
Average Annual Return, Percent	17.90%					9.51%						10.81%
TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Target 2055 Allocation Portfolio (Class K)
Average Annual Return, Percent	18.22%					9.78%						11.08%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Moderate Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent	13.34%					6.32%		7.46%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Multi-Alternative Strategies Portfolio (Class IB)
Average Annual Return, Percent	13.40%					3.50%				3.22%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Multi-Alternative Strategies Portfolio (Class K)
Average Annual Return, Percent	13.65%					3.75%				3.48%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Convertible Securities Portfolio (Class IB)
Average Annual Return, Percent	15.79%					2.91%						8.89%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Convertible Securities Portfolio (Class K)
Average Annual Return, Percent	16.09%					3.17%						9.16%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)
Average Annual Return, Percent	7.25%					0.27%						2.12%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)
Average Annual Return, Percent	7.63%					0.52%						2.38%
1290 VT EQUITY INCOME PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Equity Income Portfolio (Class IB)
Average Annual Return, Percent	13.04%					11.25%						8.85%
1290 VT EQUITY INCOME PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Equity Income Portfolio (Class K)
Average Annual Return, Percent	13.21%					11.52%						9.11%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)
Average Annual Return, Percent	15.91%					7.70%						5.38%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)
Average Annual Return, Percent	16.16%					7.96%						5.65%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT GAMCO Small Company Value Portfolio (Class IB)
Average Annual Return, Percent	12.82%					11.24%						10.77%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT GAMCO Small Company Value Portfolio (Class K)
Average Annual Return, Percent	13.11%					11.52%						11.04%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT High Yield Bond Portfolio (Class IB)
Average Annual Return, Percent	7.54%					3.92%						5.41%
1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT High Yield Bond Portfolio (Class K)
Average Annual Return, Percent	7.81%					4.20%						5.69%
1290 VT MICRO CAP PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Micro Cap Portfolio (Class IB)
Average Annual Return, Percent	16.42%					4.31%						12.26%
1290 VT MICRO CAP PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Micro Cap Portfolio (Class K)
Average Annual Return, Percent	16.61%					4.56%						12.51%
1290 VT NATURAL RESOURCES PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Natural Resources Portfolio (Class IB)
Average Annual Return, Percent	28.04%					16.06%						9.42%
1290 VT NATURAL RESOURCES PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Natural Resources Portfolio (Class K)
Average Annual Return, Percent	28.29%					16.35%						9.70%
1290 VT REAL ESTATE PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Real Estate Portfolio (Class IB)
Average Annual Return, Percent	9.67%					2.69%						3.28%
1290 VT REAL ESTATE PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Real Estate Portfolio (Class K)
Average Annual Return, Percent	9.87%					2.94%						3.52%
1290 VT SMALL CAP VALUE PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Small Cap Value Portfolio (Class IB)
Average Annual Return, Percent	6.11%					13.44%						11.19%
1290 VT SMALL CAP VALUE PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Small Cap Value Portfolio (Class K)
Average Annual Return, Percent	6.37%					13.74%						11.47%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT SmartBeta Equity ESG Portfolio (Class IB)
Average Annual Return, Percent	13.95%					10.21%						10.74%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT SmartBeta Equity ESG Portfolio (Class K)
Average Annual Return, Percent	14.31%					10.49%						11.01%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Socially Responsible Portfolio (Class IB)
Average Annual Return, Percent	17.23%					13.04%						13.83%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ATM Large Cap Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	12.15%					12.25%						13.09%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ATM Mid Cap Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	2.17%					6.84%						9.19%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ATM Small Cap Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	8.54%					4.44%						8.38%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ATM International Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	24.26%					7.22%						6.93%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/500 Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	13.33%					12.43%						13.15%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/500 Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	13.62%					12.70%						13.43%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/400 Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	3.31%					7.06%						9.21%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/400 Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	3.55%					7.33%						9.48%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/2000 Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	9.32%					4.40%						8.33%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/2000 Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	9.60%					4.67%						8.60%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/International Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	25.90%					7.28%						6.92%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/International Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	26.18%					7.56%						7.19%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)
Average Annual Return, Percent	16.06%					8.69%				7.23%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Dynamic Growth Portfolio (Class IB)
Average Annual Return, Percent	14.89%					7.60%						6.95%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)
Average Annual Return, Percent	13.46%					6.31%						6.12%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Short Duration Government Bond Portfolio (Class IB)
Average Annual Return, Percent	4.17%					2.11%						1.56%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Short Duration Government Bond Portfolio (Class K)
Average Annual Return, Percent	4.40%					2.36%						1.80%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Small Cap Growth Portfolio (Class IB)
Average Annual Return, Percent	9.21%					3.43%						10.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Small Cap Growth Portfolio (Class K)
Average Annual Return, Percent	9.52%					3.69%						10.37%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)
Average Annual Return, Percent	5.37%		4.88%
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)
Average Annual Return, Percent	5.62%		5.13%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/American Century Mid Cap Value Portfolio (Class IB)
Average Annual Return, Percent	8.72%					8.64%			8.24%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/American Century Mid Cap Value Portfolio (Class K)
Average Annual Return, Percent	8.98%					8.91%	10.42%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent	12.37%					5.35%		6.55%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Capital Group Research Portfolio (Class IB)
Average Annual Return, Percent	19.83%					13.80%						15.00%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)
Average Annual Return, Percent	7.69%					10.47%						13.63%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)
Average Annual Return, Percent	7.96%					10.75%						13.91%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	7.66%					8.42%						12.21%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	7.92%			5.11%
EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Common Stock Index Portfolio (Class IA)
Average Annual Return, Percent	16.30%					12.50%						13.54%
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Common Stock Index Portfolio (Class IB)
Average Annual Return, Percent	16.28%					12.50%						13.55%
EQ/CORE BOND INDEX PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Core Bond Index Portfolio (Class IB)
Average Annual Return, Percent	6.43%					0.35%						1.70%
EQ/CORE BOND INDEX PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Core Bond Index Portfolio (Class K)
Average Annual Return, Percent	6.59%					0.60%						1.95%
EQ/CORE PLUS BOND PORTFOLIO - (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Core Plus Bond Portfolio (Class IA)
Average Annual Return, Percent	8.53%					(0.74%)						2.16%
EQ/CORE PLUS BOND PORTFOLIO - CLASS IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Core Plus Bond Portfolio (Class IB)
Average Annual Return, Percent	8.58%					(0.68%)						2.17%
EQ/CORE PLUS BOND PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Core Plus Bond Portfolio (Class K)
Average Annual Return, Percent	8.76%					(0.44%)						2.43%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Emerging Markets Equity PLUS Portfolio (Class IB)
Average Annual Return, Percent	33.46%					4.64%						7.73%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Emerging Markets Equity PLUS Portfolio (Class K)
Average Annual Return, Percent	33.75%					4.89%						8.01%
EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Equity 500 Index Portfolio (Class IA)
Average Annual Return, Percent	17.24%					13.79%						14.16%
EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Equity 500 Index Portfolio (Class IB)
Average Annual Return, Percent	17.23%					13.79%						14.15%
EQ/EQUITY 500 INDEX PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Equity 500 Index Portfolio (Class K)
Average Annual Return, Percent	17.53%					14.08%						14.44%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Fidelity Institutional AM® Large Cap Portfolio (Class IB)
Average Annual Return, Percent	18.34%					13.86%			15.45%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Fidelity Institutional AM® Large Cap Portfolio (Class K)
Average Annual Return, Percent	18.64%					14.14%			15.73%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Franklin Rising Dividends Portfolio (Class IB)
Average Annual Return, Percent	11.84%					9.50%			11.59%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	7.06%					6.11%						8.71%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	7.24%					6.36%						8.98%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Global Equity Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	19.14%					8.33%						9.47%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Global Equity Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	19.42%					8.59%						9.74%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent	12.09%					7.29%		7.88%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)
Average Annual Return, Percent	9.22%					9.66%			10.42%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent	10.02%					5.02%						5.76%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Intermediate Corporate Bond Portfolio (Class IB)
Average Annual Return, Percent	9.06%	5.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Intermediate Corporate Bond Portfolio (Class K)
Average Annual Return, Percent	9.21%	5.75%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Intermediate Government Bond Portfolio (Class IA)
Average Annual Return, Percent	5.51%					0.30%						1.14%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Intermediate Government Bond Portfolio (Class IB)
Average Annual Return, Percent	5.54%					0.30%						1.15%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Intermediate Government Bond Portfolio (Class K)
Average Annual Return, Percent	5.87%					0.56%						1.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/International Core Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	26.12%					7.52%						7.48%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/International Core Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	26.31%					7.77%						7.74%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/International Equity Index Portfolio (Class IA)
Average Annual Return, Percent	31.53%					9.91%						8.07%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/International Equity Index Portfolio (Class IB)
Average Annual Return, Percent	31.46%					9.91%						8.07%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/International Equity Index Portfolio (Class K)
Average Annual Return, Percent	31.79%					10.20%						8.35%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/International Value Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	26.66%					7.75%						6.77%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/International Value Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	27.00%					8.01%						7.04%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Invesco Comstock Portfolio (Class IB)
Average Annual Return, Percent	16.93%					14.99%						11.71%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Invesco Comstock Portfolio (Class K)
Average Annual Return, Percent	17.20%					15.27%						11.98%
EQ/INVESCO GLOBAL PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Invesco Global Portfolio (Class IB)
Average Annual Return, Percent	15.40%					6.95%						10.59%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Invesco Global Real Assets Portfolio (Class IB)
Average Annual Return, Percent	15.93%					7.11%			5.77%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Invesco Moderate Allocation Portfolio (Class IB)
Average Annual Return, Percent	9.42%					4.61%						5.29%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent	12.63%					5.89%		7.54%
EQ/Janus Enterprise Portfolio (Class IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Janus Enterprise Portfolio (Class IB)
Average Annual Return, Percent	8.05%					7.06%						10.61%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Janus Enterprise Portfolio (Class K)
Average Annual Return, Percent	8.34%					7.34%						10.89%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/JPMorgan Growth Allocation Portfolio (Class IB)
Average Annual Return, Percent	10.81%					6.54%				6.56%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/JPMorgan Growth Stock Portfolio (Class IB)
Average Annual Return, Percent	14.76%					9.43%						14.08%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/JPMorgan Growth Stock Portfolio (Class K)
Average Annual Return, Percent	15.03%					9.70%						14.37%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/JPMorgan Hedged Equity and Premium Income Portfolio (Class IB)
Average Annual Return, Percent	12.41%					4.65%					5.22%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/JPMorgan Value Opportunities Portfolio (Class IB)
Average Annual Return, Percent	15.40%					12.77%						12.08%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/JPMorgan Value Opportunities Portfolio (Class K)
Average Annual Return, Percent	15.66%					13.05%						12.36%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	10.88%					12.03%						12.83%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Core Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	11.12%					12.31%						13.11%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Growth Index Portfolio (Class IB)
Average Annual Return, Percent	17.74%					14.51%						17.26%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Growth Index Portfolio (Class K)
Average Annual Return, Percent	18.00%					14.80%						17.55%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	11.06%					11.64%						15.01%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	11.34%					11.91%						15.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Value Index Portfolio (Class IB)
Average Annual Return, Percent	15.04%					10.52%						9.77%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Value Index Portfolio (Class K)
Average Annual Return, Percent	15.31%					10.80%						10.05%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	10.62%					9.69%						9.56%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Large Cap Value Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	10.86%					9.96%						9.82%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)
Average Annual Return, Percent	42.06%					10.84%			9.61%
EQ/LONG-TERM BOND PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Long-Term Bond Portfolio (Class IB)
Average Annual Return, Percent	5.85%				(5.74%)
EQ/LONG-TERM BOND PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Long-Term Bond Portfolio (Class K)
Average Annual Return, Percent	6.11%				(5.51%)
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Loomis Sayles Growth Portfolio (Class IB)
Average Annual Return, Percent	13.08%					12.72%						15.87%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Loomis Sayles Growth Portfolio (Class K)
Average Annual Return, Percent	13.31%					12.99%						16.15%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/MFS International Growth Portfolio (Class IB)
Average Annual Return, Percent	20.90%					6.90%						9.61%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/MFS International Growth Portfolio (Class K)
Average Annual Return, Percent	21.38%					7.19%						9.88%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/MFS International Intrinsic Value Portfolio (Class IB)
Average Annual Return, Percent	32.95%					6.99%			10.32%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)
Average Annual Return, Percent	5.60%					5.09%			10.61%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/MFS Technology Portfolio (Class IB)
Average Annual Return, Percent	16.24%					12.06%			17.34%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/MFS Utilities Series Portfolio (Class IB)
Average Annual Return, Percent	14.65%					7.33%			8.61%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/MFS Utilities Series Portfolio (Class K)
Average Annual Return, Percent	14.94%					7.61%			8.89%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Mid Cap Index Portfolio (Class IB)
Average Annual Return, Percent	6.80%					8.42%						9.99%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Mid Cap Index Portfolio (Class K)
Average Annual Return, Percent	7.10%					8.69%						10.26%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)
Average Annual Return, Percent	4.98%					7.62%						8.20%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)
Average Annual Return, Percent	5.20%					7.89%						8.47%
EQ/MONEY MARKET PORTFOLIO - (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Money Market Portfolio (Class IA)
Average Annual Return, Percent	3.66%					2.79%						1.73%
EQ/MONEY MARKET PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Money Market Portfolio (Class IB)
Average Annual Return, Percent	3.66%					2.79%						1.73%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)
Average Annual Return, Percent	7.39%					(0.01%)						12.95%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)
Average Annual Return, Percent	7.67%					0.25%						13.24%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/PIMCO Global Real Return Portfolio (Class IB)
Average Annual Return, Percent	5.52%					(0.90%)						2.48%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/PIMCO Global Real Return Portfolio (Class K)
Average Annual Return, Percent	5.75%					(0.68%)						2.73%
EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/PIMCO Real Return Portfolio (Class IB)
Average Annual Return, Percent	7.95%					1.24%			3.57%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/PIMCO Total Return ESG Portfolio (Class IB)
Average Annual Return, Percent	8.70%					(0.14%)			2.46%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)
Average Annual Return, Percent	4.47%					2.93%						2.32%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/PIMCO Ultra Short Bond Portfolio (Class K)
Average Annual Return, Percent	4.73%					3.19%						2.57%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Quality Bond PLUS Portfolio (Class IA)
Average Annual Return, Percent	6.29%					(0.17%)						1.31%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Quality Bond PLUS Portfolio (Class IB)
Average Annual Return, Percent	6.32%					(0.19%)						1.31%
EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Quality Bond PLUS Portfolio (Class K)
Average Annual Return, Percent	6.41%					0.05%						1.56%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Small Company Index Portfolio (Class IB)
Average Annual Return, Percent	12.57%					6.16%						9.44%
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Small Company Index Portfolio (Class K)
Average Annual Return, Percent	12.82%					6.41%						9.70%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)
Average Annual Return, Percent	19.21%					3.62%			8.06%
EQ/VALUE EQUITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Value Equity Portfolio (Class IB)
Average Annual Return, Percent	11.01%					8.65%						8.47%
EQ/VALUE EQUITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Value Equity Portfolio (Class K)
Average Annual Return, Percent	11.31%					8.93%						8.74%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Wellington Energy Portfolio (Class IB)
Average Annual Return, Percent	12.17%					17.90%			(0.37%)
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Aggressive Equity Portfolio (Class IA)
Average Annual Return, Percent	16.32%					11.47%						15.67%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Aggressive Equity Portfolio (Class IB)
Average Annual Return, Percent	16.30%					11.47%						15.66%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Aggressive Equity Portfolio (Class K)
Average Annual Return, Percent	16.60%					11.75%						15.95%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Core Bond Portfolio (Class IB)
Average Annual Return, Percent	7.11%					(0.27%)						1.72%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Core Bond Portfolio (Class K)
Average Annual Return, Percent	7.40%					0.00%						1.97%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Technology Portfolio (Class IB)
Average Annual Return, Percent	25.87%					12.46%						19.41%
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multimanager Technology Portfolio (Class K)
Average Annual Return, Percent	26.21%					12.74%						19.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%		13.30%	11.77%		14.42%		16.22%	15.26%	14.60%	15.75%	14.82%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	3.83%			(0.30%)	(0.36%)			2.29%	1.78%		2.01%
MSCI ACWI (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net) Index
Average Annual Return, Percent	22.34%		11.16%			11.19%						11.72%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	17.37%					13.59%	15.77%		15.00%			14.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%					13.15%			14.59%			14.29%
ICE BofA U.S. High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.59%					4.55%						6.48%
MSCI World (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World (Net) Index
Average Annual Return, Percent	21.09%					12.15%			12.97%			12.17%
MSCI Emerging Markets (Gross Dividends) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets (Gross Dividends) Index
Average Annual Return, Percent	34.36%					4.67%						8.86%
MSCI EAFE® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Average Annual Return, Percent	31.22%					8.92%			9.18%			8.18%
MSCI Emerging Markets (Net Dividends) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets (Net Dividends) Index
Average Annual Return, Percent	33.57%					4.20%			7.80%
MSCI ACWI ex USA (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA (Net) Index
Average Annual Return, Percent	32.38%					7.91%						8.41%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.17%					(2.15%)						1.26%
EQ/All Asset Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/All Asset Growth Allocation Index
Average Annual Return, Percent	13.37%					6.87%						7.51%
Bloomberg U.S. Intermediate Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent	6.97%					0.96%						2.29%
EQ/Ultra Conservative Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Ultra Conservative Strategy Index
Average Annual Return, Percent	7.61%					1.78%						2.91%
Bloomberg U.S. Intermediate Government Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index
Average Annual Return, Percent	6.50%					0.64%				1.88%	1.57%	1.76%
EQ/Conservative Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative Strategy Index
Average Annual Return, Percent	8.58%					2.43%						3.68%
EQ/Conservative Growth Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative Growth Strategy Index
Average Annual Return, Percent	10.81%					4.47%						5.78%
EQ/Balanced Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Balanced Strategy Index
Average Annual Return, Percent	11.95%					5.68%						6.96%
EQ/Moderate Growth Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Moderate Growth Strategy Index
Average Annual Return, Percent	13.05%					6.75%						8.00%
EQ/Growth Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Growth Strategy Index
Average Annual Return, Percent	14.15%					7.83%						9.04%
EQ/Aggressive Growth Strategy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Aggressive Growth Strategy Index
Average Annual Return, Percent	15.28%					9.11%						10.22%
EQ/Conservative Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative Allocation Index
Average Annual Return, Percent	8.80%					2.42%						3.60%
EQ/Conservative-Plus Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Conservative-Plus Allocation Index
Average Annual Return, Percent	11.20%					4.49%						5.68%
EQ/Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Moderate Allocation Index
Average Annual Return, Percent	12.79%					5.41%						6.57%
EQ/Moderate-Plus Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Moderate-Plus Allocation Index
Average Annual Return, Percent	15.24%					7.56%						8.62%
EQ/Aggressive Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Aggressive Allocation Index
Average Annual Return, Percent	17.91%					9.99%						10.78%
Equitable Conservative Growth MF/ETF Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equitable Conservative Growth MF/ETF Index
Average Annual Return, Percent	13.21%					4.26%						6.02%
Equitable Moderate Growth MF/ETF Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equitable Moderate Growth MF/ETF Index
Average Annual Return, Percent	16.22%		7.15%
Bloomberg U.S. Aggregate Bond Index One [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		1.03%
Equitable Growth MF/ETF Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equitable Growth MF/ETF Index
Average Annual Return, Percent	19.26%		9.16%
S&P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	12.15%					4.91%						6.34%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	13.98%					6.07%						7.57%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	16.80%					8.19%						9.32%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	19.48%					9.84%						10.54%
S And P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	20.06%					10.27%						10.91%
1290 VT Moderate Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	1290 VT Moderate Growth Allocation Index
Average Annual Return, Percent	16.28%					7.64%		9.71%
Bloomberg U.S. Credit Corporate 5-10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Corporate 5-10 Year Index
Average Annual Return, Percent	9.58%	6.25%				0.86%		3.58%
ICE BofA U.S. 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	4.21%					3.19%				2.57%	2.22%	2.19%
Bloomberg U.S. Convertible Liquid Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Convertible Liquid Bond Index
Average Annual Return, Percent	16.95%					4.00%						11.40%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	15.91%					11.33%						10.53%
S&P Long-Only Merger Arbitrage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Long-Only Merger Arbitrage Index
Average Annual Return, Percent	6.83%					3.15%						3.78%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	12.59%					8.88%						9.27%
Russell Microcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap® Index
Average Annual Return, Percent	22.98%					7.32%						9.58%
MSCI World Commodity Producers (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Commodity Producers (Net) Index
Average Annual Return, Percent	28.64%					16.61%						9.96%
FTSE EPRA/NAREIT Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent	10.70%					3.78%						4.25%
MSCI KLD 400 Social Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI KLD 400 Social Index
Average Annual Return, Percent	18.23%					14.06%						14.89%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	18.56%					15.32%						18.13%
S&P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	7.50%					9.12%						10.72%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	12.81%					6.09%						9.62%
EQ/AB Dynamic Aggressive Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Dynamic Aggressive Growth Index
Average Annual Return, Percent	17.94%					9.81%				9.98%
EQ/AB Dynamic Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Dynamic Growth Index
Average Annual Return, Percent	16.55%					8.73%						9.35%
EQ/AB Dynamic Moderate Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/AB Dynamic Moderate Growth Index
Average Annual Return, Percent	15.00%					7.52%						8.26%
ICE BofA 1-Year U.S. Treasury Note Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year U.S. Treasury Note Index
Average Annual Return, Percent	4.38%					2.59%						2.09%
Russell 2000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	13.01%					3.18%						9.57%
Russell Midcap® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	11.05%					9.83%	11.58%		9.39%			9.78%
EQ/American Century Moderate Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/American Century Moderate Growth Allocation Index
Average Annual Return, Percent	16.44%					7.67%		9.75%
EQ/Goldman Sachs Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Goldman Sachs Growth Allocation Index
Average Annual Return, Percent	16.22%					9.79%		11.47%
EQ/Goldman Sachs Moderate Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Goldman Sachs Moderate Growth Allocation Index
Average Annual Return, Percent	14.83%					7.45%						8.48%
International Proxy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Proxy Index
Average Annual Return, Percent	32.07%					10.61%						8.75%
MSCI ACWI Growth (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth (Net) Index
Average Annual Return, Percent	22.44%					11.12%						13.99%
S & P Real Assets Equity (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Assets Equity (Net) Index
Average Annual Return, Percent	14.49%					7.15%			5.93%
EQ/Invesco Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Invesco Moderate Allocation Index
Average Annual Return, Percent	14.15%					6.10%						6.87%
EQ/Invesco Moderate Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Invesco Moderate Growth Allocation Index
Average Annual Return, Percent	17.04%					7.22%		9.25%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	8.66%					6.65%			12.57%			12.49%
EQ/JPMorgan Growth Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/JPMorgan Growth Allocation Index
Average Annual Return, Percent	14.64%					9.11%				9.16%
EQ/JPMorgan Hedged Equity and Premium Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/JPMorgan Hedged Equity and Premium Income Index
Average Annual Return, Percent	12.37%					10.10%					10.45%
EQ/Franklin Moderate Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EQ/Franklin Moderate Allocation Index
Average Annual Return, Percent	15.47%					5.99%					7.41%
Bloomberg U.S. Long Government/Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Bond Index
Average Annual Return, Percent	6.62%				(5.09%)
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Growth Index
Average Annual Return, Percent	18.15%					14.59%						17.59%
MSCI ACWI ex USA Growth (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Growth (Net) Index
Average Annual Return, Percent	25.65%					4.01%						7.92%
MSCI EAFE® Value (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Value (Net) Index
Average Annual Return, Percent	42.25%					13.36%			9.82%
S&P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	27.82%					18.02%			22.32%			22.54%
MSCI ACWI Utilities (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Utilities (Net) Index
Average Annual Return, Percent	23.47%					7.79%			8.71%
Bloomberg World Government Inflation-Linked Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World Government Inflation-Linked Bond Index
Average Annual Return, Percent	4.67%					(0.91%)						2.63%
Bloomberg U.S. Treasury Inflation-Linked Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Linked Bond Index
Average Annual Return, Percent	7.01%					1.12%			3.53%
Russell 3000 Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Health Care Index
Average Annual Return, Percent	14.56%					6.31%			8.96%
MSCI ACWI Energy (Net) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Energy (Net) Index
Average Annual Return, Percent	13.71%					17.04%			5.71%

[1]	Date of inception: February 15, 2022
[2]	Date of inception: February 1, 2019
[3]	Date of inception: November 13, 2017
[4]	Date of inception: October 22, 2018
[5]	Date of inception: June 8, 2020
[6]	Date of inception: October 26, 2021.
[7]	Date of inception: April 3, 2023
[8]	Date of inception: February 22, 2016
[9]	Date of inception: August 2, 2021